Contents of Significant Accounts - Movement of Loss Allowance (Detail) - Trade receivables [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	$ 621,410	$ 48,152
Net recognize (reversal) for the period	(415,326)	573,258
Ending balance	$ 206,084	$ 621,410